Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2025 through May 15, 2025, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.

16. SUBSEQUENT EVENTS

The Company has assessed all events from June 30, 2024 through October 28, 2024, which is the date that these consolidated financial statements are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these consolidated financial statements other than events detailed below.

On October 15, 2024, the Company effected the reverse share split of all issued and outstanding shares of 100,000,000 shares at a ratio of 5:1. As a result of the reverse share split, the Company now have 20,000,000 common shares issued and outstanding as of the date hereof.